RELATED PARTIES BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES BALANCES AND TRANSACTIONS

NOTE 18 - RELATED PARTIES BALANCES AND TRANSACTIONS

A.Balance:

	The nature of the relationship involved	As of December 31,
		2019	2018
Long-term investment	Equity investment in a limited partnership	$55	$110

B.Transactions:

	Description of the transactions	Year ended December 31,
		2019	2018	2017
General and Administrative expense	Directors’ fees and reimbursement to directors	$783	$736	$719
Other income (expense), net	Non-controlling interest income (loss) from a limited Partnership	$(55)	$44	$29